Schedule of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Balance as of January 1	$ 981.9	$ 950.5
Acquisitions	20.3	31.4
Balance as of December 31	$ 1,002.2	$ 981.9